Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	€ (50,886)	€ (49,300)
– Interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,805)	(214)
– Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(768)	184
– Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(10,590)	(8,557)
– Interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(13,389)	(18,551)
– Interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(10,551)	(6,636)
– Interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(6,040)	(7,246)
– Interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(4,522)	(4,896)
– Interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(3,222)	(3,384)
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(3,619)	(362)
– Cross currency swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(241)	249
– Cross currency swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(972)	1,029
– Cross currency swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	122	(932)
– Cross currency swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,029)	503
– Cross currency swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(262)	(683)
– Cross currency swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(238)	167
– Cross currency swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(999)	(693)
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(2,887)	(2,736)
– Cross currency interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(25)
– Cross currency interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(24)
– Cross currency interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,283)	(1,232)
– Cross currency interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(1,578)	(1,479)
– Cross currency interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument